Regulatory Matters and Capital Adequacy (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Abstract]
Regulatory capital ratios

The following table presents the regulatory capital ratios for the Company and the Banks:

	Tier 1	Total	Tier 1 capital	Total capital	Tier 1
(Millions, except percentages)	Capital	capital	ratio	ratio	leverage ratio
December 31, 2011:
American Express Company	$14,881	$17,271	12.3%	14.3%	10.2%
American Express Centurion Bank	$6,029	$6,431	18.8%	20.1%	19.1%
American Express Bank, FSB	$6,493	$7,363	17.4%	19.8%	18.4	% (a)
December 31, 2010:
American Express Company	$13,100	$15,528	11.1%	13.1%	9.3%
American Express Centurion Bank	$5,771	$6,170	18.3%	19.5%	19.4%
American Express Bank, FSB	$5,586	$6,424	16.3%	18.8%	16.1	% (a)

Well-capitalized ratios(b)			6.0%	10.0%	5.0	% (c)
Minimum capital ratios(b)			4.0%	8.0%	4.0%

FSB leverage ratio represents Tier 1 core capital ratio (as defined by OCC regulations applicable to federal savings banks), calculated similarly to Tier 1 leverage ratio.

(b)       As defined by the regulations issued by the Federal Reserve, OCC and FDIC.

(c)       Represents requirements for banking subsidiaries to be considered “well capitalized” pursuant to regulations issued under the Federal Deposit Insurance Corporation Improvement Act. There is no “well capitalized” definition for the Tier 1 leverage ratio for a bank holding company.